Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

June 4, 2026

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Investment Trust

(Filing relates to Franklin Multi-Asset Conservative Growth Fund, Franklin Multi-Asset

Defensive Growth Fund, Franklin Multi-Asset Growth Fund and Franklin Multi-Asset Moderate

Growth Fund (the “Funds”))

(File Nos. 033-43446 and 811-06444)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Investment Trust, a Maryland statutory trust (the “Trust”), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 528 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on May 26, 2026, and became effective on June 1, 2026.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger